FINANCIAL INSTRUMENTS - Scheduled Debt Repayments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	$ 4,691
Minimum annual payments under leases	56
7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	7
7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	5
7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	32
8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	15
6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	200
5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	200
5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	200
6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	300
6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	600
7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	250
5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	807
5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	850
5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	375
5.75% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	850
2024
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Minimum annual payments under leases	11
2024 | 7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 5.75% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	12
Minimum annual payments under leases	10
2025 | 7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	7
2025 | 7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	5
2025 | 7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 5.75% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	47
Minimum annual payments under leases	9
2026 | 7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	32
2026 | 8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	15
2026 | 6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 5.75% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2027
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Minimum annual payments under leases	9
2027 | 7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2027 | 7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2027 | 7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2027 | 8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2027 | 6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2027 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2027 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2027 | 6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2027 | 6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2027 | 7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2027 | 5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2027 | 5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2027 | 5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2027 | 5.75% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2028
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Minimum annual payments under leases	3
2028 | 7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2028 | 7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2028 | 7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2028 | 8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2028 | 6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2028 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2028 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2028 | 6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2028 | 6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2028 | 7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2028 | 5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2028 | 5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2028 | 5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2028 | 5.75% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2029 and thereafter
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	4,632
Minimum annual payments under leases	14
2029 and thereafter | 7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2029 and thereafter | 7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2029 and thereafter | 7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2029 and thereafter | 8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2029 and thereafter | 6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	200
2029 and thereafter | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	200
2029 and thereafter | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	200
2029 and thereafter | 6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	300
2029 and thereafter | 6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	600
2029 and thereafter | 7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	250
2029 and thereafter | 5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	807
2029 and thereafter | 5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	850
2029 and thereafter | 5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	375
2029 and thereafter | 5.75% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	$ 850